7. Bank Owned Life Insurance (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash paid during the year for: [Abstract]
Bank Owned Life Insurance	$ 14,314	$ 14,585